Risk Management Activities - Effect of Hedges (Details) MWh in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($) MWh	Dec. 31, 2021 CAD ($) MWh	Dec. 31, 2020 USD ($) MWh	Dec. 31, 2020 CAD ($) MWh
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets				$ 2		$ 2
Physical power sales | Cash flow hedges | Commodity risk management
Disclosure of detailed information about hedging instruments [line items]
Notional amount purchased | MWh			13	13	16	16
Hedging instrument, assets				$ 285		$ 573
Gain (loss) on hedge ineffectiveness	$ (181)	$ (33)
Interest rate swap | Cash flow hedges | Interest rate risk | U.S. Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 300		$ 150
Gain (loss) on hedge ineffectiveness	3	3
Hedging instrument, liabilities				3		(3)
Interest rate swap | Cash flow hedges | Interest rate risk | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount						75
Gain (loss) on hedge ineffectiveness		4
Hedging instrument, liabilities						(4)
Foreign-denominated debt | Net Investment Hedge | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets				$ 473		$ 472
Gain (loss) on hedge ineffectiveness	$ 0	$ 11
Foreign-denominated debt | Net Investment Hedge | Currency risk | U.S. Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 370		$ 370